SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Loss Per Share
Loss for the year attributable to the owners of Genetic Technologies Limited	$ (7,163,123)	$ (7,077,619)	$ (6,294,775)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	9,220,348,281	8,544,157,979	4,155,017,525